Investment Securities (Schedule Of Realized Gross Gains And Losses On Sale From Available For Sale Portfolio) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Gross gains on sales of securities	$ 44,787,000	[1]	$ 15,709,000	[1]
Gross (losses) on sales of securities	(8,623,000)		(1,000)		(60,000)
Net gain/(loss) on sales of securities	36,164,000	[2]	15,708,000	[2]	(60,000)	[2]
Venture capital investments			(4,598,000)	[3]	(601,000)	[3]
Net other than temporary impairment ("OTTI") recorded			(188,000)	[4]	(517,000)	[4]
Total securities gain/(loss), net	36,164,000		10,922,000		(1,178,000)
Proceeds from sales from available for sale portfolio	495,100,000		528,800,000		18,900,000
Visa Class B Shares [Member]
Gross gains on sales of securities	$ 35,100,000		$ 14,800,000

[1]	2011 and 2010 include $35.1 million and $14.8 million, respectively, related to the sales of Visa class B shares.
[2]	Proceeds from sales during the 2011, 2010, and 2009 were $495.1 million, $528.8 million, and $18.9 million, respectively.
[3]	Generally includes write-offs and/or unrealized fair value adjustments related to venture capital investments.
[4]	OTTI recorded in 2010 is related to equity securities and in 2009 is related to cost method investment securities.